Changes in Liabilities Arising from Financing Activities - Summary of Changes in Liabilities Arising from Financing Activities (Parenthetical) (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2021 KRW (₩)
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Loss On Valuation Of Financial Liabilities At Fair Value Through Profit Or Loss	₩ 68,421